Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Total revenues	$ 44,018	$ 37,736	$ 160,953
Total cost of revenues	23,269	20,985	90,986
Gross profit	20,749	16,751	69,967
Research and development expenses	4,246	4,295	15,185
Selling and marketing expenses	4,510	4,631	18,428
General and administrative expenses	4,198	3,786	15,702
Other expenses			601
Operating income (loss)	7,795	4,039	20,051
Financial income	534	280	2,118
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	251	124	(94)
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(1,775)	(1,845)	(8,081)
Financial expenses	(192)	(159)	(660)
Income before tax on income	6,613	2,439	13,334
Taxes on income	(2,649)	(74)	1,128
Net Income (loss)	3,964	2,365	14,462
Other Comprehensive Income (loss):
Gain (loss) on cash flow hedges	(114)	(71)	(30)
Net amounts transferred to the statement of profit or loss for cash flow hedges	(54)	(57)	(59)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	8	7	89
Total comprehensive income (loss)	$ 3,804	$ 2,244	$ 14,462
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.07	$ 0.04	$ 0.25
Diluted net earnings per share (in Dollars per share)	$ 0.07	$ 0.04	$ 0.25
Proprietary Products [Member]
Total revenues	$ 40,017	$ 33,758	$ 141,447
Total cost of revenues	19,738	17,620	73,708
Gross profit	20,279	16,138	67,739
Distribution [Member]
Total revenues	4,001	3,978	19,506
Total cost of revenues	3,531	3,365	17,278
Gross profit	$ 470	$ 613	$ 2,228